Offerings - Offering: 1	Oct. 29, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 8,013,428,937.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,106,654.54
Offering Note	Proposed Maximum Aggregate Value of Transaction is estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 75,844,579 issued and outstanding ordinary shares, nominal value euro 0.09 per share (the "Common Shares"), of Merus N.V. ("Merus"), multiplied by the offer price of $97.00 per share (the "Offer Consideration"); and (ii) the net Offer Consideration for 10,237,093 Common Shares subject to outstanding stock options ("Merus Options") with an exercise price per Common Share that is less than the Offer Consideration (which is calculated by multiplying the number of Common Shares underlying such Merus Options by $64.13, which amount corresponds to $97.00 minus the weighted average exercise price for such Merus Options of $32.87 per Common Share). Amounts are presented as of October 27, 2025, the most recent practicable date. The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, by multiplying the transaction value by 0.00013810.